Benefits Plans (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Benefits Plans [Abstract]
Unrecognized net gain (loss) included in accumulated other comprehensive (loss) income	$ 46	$ 30
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	62
Expected future compensation expense relating to the 49,500 unexercised options outstanding	$ 54
Expected future compensation expense- Weighted Average Period	P8Y9M